Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 9,359,924	$ 9,746,132
Premises and Equipment	28,831,272	27,639,430
Other	29,998,856	28,431,150
Total Assets	1,251,878,468	1,232,755,317
Liabilities
Other Borrowed Money	44,000,000	47,500,000
Other	2,831,615	2,718,249
Subordinated Debentures	24,229,000	24,229,000
Stockholders’ Equity
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,444,908 and 8,439,258 Shares Issued and Outstanding as of December 31, 2018 and 2017, respectively	8,444,908	8,439,258
Paid-In Capital	25,978,334	29,145,094
Retained Earnings	69,459,243	59,230,260
Accumulated Other Comprehensive Loss, Net of Tax	(8,190,090)	(6,491,949)
	95,692,395	90,322,663	$ 93,387,733	$ 95,456,622
Total Liabilities and Stockholders’ Equity	1,251,878,468	1,232,755,317
Parent Company [Member]
Cash	936,808	910,239
Premises and Equipment	1,198,006	1,099,626
Investment in Subsidiary, at Equity	117,743,674	114,235,955
Other	235,878	24,458
Total Assets	120,114,366	116,270,278
Liabilities
Other Borrowed Money		1,500,000
Other	192,971	218,615
	192,971	1,718,615
Subordinated Debentures	24,229,000	24,229,000
Stockholders’ Equity
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,444,908 and 8,439,258 Shares Issued and Outstanding as of December 31, 2018 and 2017, respectively	8,444,908	8,439,258
Paid-In Capital	25,978,334	29,145,094
Retained Earnings	69,459,243	59,230,260
Accumulated Other Comprehensive Loss, Net of Tax	(8,190,090)	(6,491,949)
	1,000	1,000
Total Liabilities and Stockholders’ Equity	$ 120,114,366	$ 116,270,278